GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending August 31, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

MFS Series Trust I
MFS Strategic Growth Fund
File No. 811-04777
Form N-30D
Filed via EDGAR and accepted on October 21, 2002
Accession No. 0000950156-02-000410

Oppenheimer Capital Appreciation Fund (Class A shares)
File No. 811-03105
Form N-30D
Filed via EDGAR and accepted on October 21, 2002
Accession No. 0000935069-02-001153